Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	Fair Value Measurements
Accounting standards require certain assets and liabilities be reported at fair value in the financial statements and provide a framework for establishing that fair value. The framework for determining fair value is based on a hierarchy that prioritizes the valuation techniques and inputs used to measure fair value.
Level 1 - Fair values determined by Level 1 inputs use quoted prices in active markets for identical assets that the Plan has the ability to access.
Level 2 - Fair values determined by Level 2 inputs use other inputs that are observable, either directly or indirectly. These Level 2 inputs include quoted prices for similar assets in active markets, quoted prices for identical or similar assets in markets that are not active, and inputs other than quoted prices that are observable for the asset.
Level 3 - Fair values determined by Level 3 inputs are unobservable inputs, including inputs that are available in situations where there is little, if any, market activity for the related asset. These Level 3 fair value measurements are based primarily on management's own estimates using pricing models, discounted cash flow methodologies, or similar techniques taking into account the characteristics of the asset. Significant Level 3 inputs for company stock are based on the fair value determined through third-party appraisal, which utilized a combination of asset, market, and income approaches, including the net asset value method, discounted cash flow method, and guideline company method. The unobservable inputs for the discounted cash flow method were the pretax preprovision (PTPP), asset growth, and discount for limited marketability. The unobservable input for the guideline company method was revenue growth.
In instances where inputs used to measure fair value fall into different levels of the fair value hierarchy, fair value measurements in their entirety are categorized based on the lowest level input that is significant to the valuation. The Plan's assessment of the significance of particular inputs to these fair value measurements requires judgment and considers factors specific to each asset.
The following is a description of the valuation methodologies used for assets measured at fair value. There have been no changes in the methodologies used at December 31, 2025 and 2024.

Mutual funds: Shares held in mutual funds are valued at the daily closing price as reported by the fund. Mutual funds held by the Plan are open-end mutual funds that are registered with the Securities and Exchange Commission ("SEC"). These funds are required to publish their daily Net Asset Value ("NAV") and to transact at that price. The mutual funds held by the Plan are deemed to be actively traded.

Common stocks: Valued at the closing price reported on the active market in which the individual securities are traded at December 31, 2025. As of December 31, 2024, the common stock fair value was determined by an independent valuation appraisal.

Collective collective trust ("CCT") funds: Valued at the NAV of units of a collective trust fund, is classified as "other" and is not assigned a level in the fair value hierarchy. The NAV as provided by the trustee of the CCT, is used as the practical expedient to estimate fair value. The NAV is based on the fair value of the underlying investments held by the fund less its liabilities. This practical expedient would not be used if it is determined to be probable that the fund will sell the investment for an amount different from the reported NAV. Participant transactions (purchases and sales) may occur daily.

The preceding methods described may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, although Plan management believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.
The following tables present information about the Plan's assets measured at fair value on a recurring basis at December 31, 2025 and 2024:

	Assets Measured at Fair Value on a Recurring Basis December 31, 2025
	Investment (at Fair Value)	Level 1	Level 2	Level 3

Mutual Funds	$4,779,591	$4,779,591	$—	$—
Company common stock	16,282,470	16,282,470	—	—
Total	21,062,061	$21,062,061	$—	$—

Investments measured at NAV - Common collective trust funds*	46,224,880
End of the year	$67,286,941

	Assets Measured at Fair Value on a Recurring Basis December 31, 2024
	Investment (at Fair Value)	Level 1	Level 2	Level 3

Mutual Funds	$4,452,788	$4,452,788	$—	$—
Company common stock	14,068,090	—	—	14,068,090
Total	18,520,878	$4,452,788	$—	$14,068,090

Investments measured at NAV - Common collective trust funds*	41,812,095
End of the year	$60,332,973
*Certain investments are measured at NAV per share (or its equivalent) on a non-active market and have not been classified in the fair value hierarchy. The fair value amounts presented in these tables are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statements of net assets available for benefits.
The availability of observable market data is monitored to assess the appropriate classification of financial instruments within the fair value hierarchy. Changes in economic conditions or model-based valuation techniques may require the transfer of financial instruments from one fair value level to another. Plan management evaluates the significance of transfers between levels based upon the nature of the financial instrument and size of the transfer relative to total net assets available for benefits.
In connection with the Company's IPO, the common stock began trading on the New York Stock Exchange under the ticker symbol “NPB.” As the stock began trading on a national exchange in 2025, the fair value for the Company common stock was transferred from Level 3 to Level 1 as shown in the table below. There were no purchases, issuances, or transfers of Level 3 assets measured at fair value in 2025 prior to the IPO or for the year ended December 31, 2024.

	For the Year Ended December 31,
	2025	2024

Level 3 fair value assets at beginning of period	$14,068,090	$11,237,600
Transfer to Level 1	(14,068,090)	—
Changes in balances and fair value	—	2,830,490
Level 3 fair value assets at end of period	$—	$14,068,090
The following tables set forth additional fair value measurement of investments in certain entities that calculate NAV per share (or its equivalent) as of December 31:

	2025
	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Notice

Common collective trust funds	$46,224,880	$—	Daily	0-30 days

	2024
	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Notice

Common collective trust funds	$41,812,095	$—	Daily	0-30 days